INCOME TAX AND SOCIAL CONTRIBUTION - Schedule of Reconciliation of Income and Social Contribution Tax Expenses (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
INCOME TAX AND SOCIAL CONTRIBUTION
Profit before taxes		R$ 2,702,471		R$ 6,250,876		R$ 1,990,961
Income tax and social contribution nominal rate		(918,840)		(2,125,298)		(676,927)
Adjustments to determine the effective rate
Interest in earnings of investees (non-taxable income)	[1]	139,185		1,734,883		207,940
Differences in tax rates on earnings from operating profit	[2]	(16,973)		55,910		19,793
Granted income tax incentive		197,307		199,687		109,081
Share-based payment transactions		(73)		450		9,941
Interest on shareholders' equity		(26,058)		(72,804)		(24,773)
Non-deductible expenses (donations, gifts, etc.)		(13,788)		(28,061)		(4,183)
Tax losses not recorded		(228,579)		(203,809)		(170,017)
ICMS benefit - extemporaneous tax credits		345,067	[3]	290,745	[3]
ICMS benefit - current period		242,694	[4]	118,107	[4]
Rate difference		446,293		5,577
Amortization of the effects on formation of joint ventures				402,571	[5]
Goodwill amortization effect		1,271		1,271		1,271
Other	[6]	(71,205)		66,355		25,207
Selic on indebtedness	[7]	22,103
Income Taxes		R$ 118,404		R$ 445,584		R$ (502,667)
Effective rate		(4.38%)		(7.13%)		25.25%

[1]	Equity income of R$129,792 represents the amortization of Raízen's capital gain, which is considered a temporary difference.
[2]	Earnings from operating profit from overseas companies
[3]	During the year ended December 31, 2022, the indirect subsidiary Comgás recognized an extemporaneous credit in the amount of R$ 272,593 (R$240,251 principal and R$32,342 interest), used to offset against income tax, social contribution, PIS and COFINS payable overdue in the year, related to overpayments of income tax and social contribution, due to the non-taxation of the benefit of reducing the ICMS tax base in the State of São Paulo from 12% to 15% pursuant to art. 8 of Annex II of the ICMS Regulation, approved by State Decree No. 45,900 (“RICMS/SP”), as amended by State Decree No. 62,399/2016, in the years 2017, 2018 and 2019, when this benefit was not computed in the calculation of the Income tax and social contribution owed by the Company. The Company recognized these credits based on its best understanding of the subject, which was supported by the opinion of its external legal counsel, which considered all applicable case law. In addition, the Company considered all current accounting rules, which, when analyzed collectively, did not indicate any other accounting effect to be recognized.
[4]	Beginning January 1, 2021, the subsidiary Comgás changed its tax procedure by excluding the benefit of reduction in the ICMS calculation base, granted by the State of São Paulo, directly from the calculation of Income tax and social contribution for the current year.
[5]	Reversal of deferred income tax and social contribution obligations on the amortization of capital gains due to the gain recorded in the formation of Raízen.
[6]	During the year ended December 31, 2021, the Company reversed deferred Income tax and social contribution totaling R$284,738 on put interest option in the investment operation involving Cosan Investimentos e Participações S.A. and the banks which are preferred shareholders, due to the liquidation of the put option.
[7]	Considering the effects of STF’s judgement on case RE No. 1,063,187, dated September 24, 2021, it was determined that certain financial effects related to a recovery in the event of a refund claim for excessive taxes should not form the basis of the Company's taxable income and the taxable income of its subsidiaries The total amount of credits appropriated in 2022 was of R$22,103.